Segment Information - Reconciliation (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2023	Jun. 30, 2023	Jun. 30, 2022	May 17, 2023
Segment Reporting Information [Line Items]
Net (loss)/income		$ (85,659)	$ 696,552
Income taxes		1,697	148
(Loss)/income before income taxes		(83,962)	696,700
Depreciation and amortization		25,027	26,847
Impairment of long-lived assets		5,021	76,155
Unrealized loss/(gain) on oil and gas derivative instruments (note 7)		87,754	(447,257)
Change in fair value of investment in listed equity securities		62,308	(295,048)
Other non-operating income, net		(9,823)	(10,023)
Interest income		(23,318)	(954)
Interest expense		972	11,435
Gains on derivative instruments, net		(2,297)	(47,877)
Other financial items, net		1,375	3,584
Net losses/(income) from equity method investments (note 16)		296	(3,009)
Net (income)/loss from discontinued operations (note 11)		(293)	82,372
Adjusted EBITDA		166,963	190,575
Gandria
Segment Reporting Information [Line Items]
Impairment of long-lived assets		5,000
Held for Sale | Gandria
Segment Reporting Information [Line Items]
Consideration received				$ 15,200
Proceeds from divestiture of businesses	$ 2,300
Oil and gas derivative
Segment Reporting Information [Line Items]
Unrealized loss/(gain) on oil and gas derivative instruments (note 7)		$ 191,657	$ (349,607)